Document and Entity Information	6 Months Ended
Feb. 28, 2021
Cover [Abstract]
Entity Registrant Name	Cannabics Pharmaceuticals Inc.
Entity Central Index Key	0001343009
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Small Business Entity	true
Entity Emerging Growth	false
Entity Incorporation State Code	NV